Commitments and Contingencies - Dispute to Special Communication Tax and Value Added Tax - Additional Information (Detail) - Dispute on special communication tax and value added tax [member] - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2016
Disclosure of commitments and contingencies [line items]
The assessment of the SCT for the year 2011 by offsetting the receivables of the company from public administrations	₺ 80,355
Tax claims from SCT for the years 2015, 2016 and 2017	134,537
Tax claims from VAT for the years 2015, 2016 and 2017	113,367
Additional special communication tax and tax penalty on claim	85,125	₺ 61,733
Additional special communication tax on claim	34,050	24,693
Tax penalty on claim	51,075	₺ 37,040
Litigation settlement amount which was paid in 2019	₺ 199,000